Other financial assets (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,929	4,283
Deposits	863	693
Other	126	126
Total other non-current financial assets	5,919	5,102
Advances related to CRO contracts	7,418	7,945
Receivable from Citibank	—	1,226
Deposits	136	—
Total other current financial assets	7,554	9,171